SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation of property and equipment is estimated useful life of the related assets

Leasehold improvements (in years)		10 or lease term if shorter
Equipment (in years)	3	—	10
Furniture, fixtures, fittings and other (in years)	2	—	10

Schedule of amortization of intangible assets is contractual or estimated useful life of the assets

Patents (in years)	5
SAP Licenses (in years)	10
Other licenses (in years)	5
Trade name and trademark (in years)	7